Note 4 - Acquisitions - Acquisition Details (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill	$ 309,227	$ 42,879
Acquisition 2019 [Member]
Current assets	34,454
Non-current assets	8,175
Current liabilities	(29,059)
Non-current liabilities	(1,574)
Deferred tax liabilities	(6,328)
Redeemable non-controlling interest	(9,874)
	(4,206)
Cash consideration, net of cash acquired	(73,183)
Acquisition date fair value of contingent consideration	(10,611)
Total purchase consideration	(83,794)
Goodwill	58,381
Acquisition 2019 [Member] | Order or Production Backlog [Member]
Acquired intangible assets	4,240
Acquisition 2019 [Member] | Customer Relationships [Member]
Acquired intangible assets	13,168
Acquisition 2019 [Member] | Trademarks and Trade Names [Member]
Acquired intangible assets	567
Acquisition 2019 [Member] | Management Contracts and Other [Member]
Acquired intangible assets	$ 11,644
Acquisitions 2018 [Member]
Current assets		22,383
Non-current assets		6,961
Current liabilities		(12,049)
Deferred tax liabilities		(4,230)
Redeemable non-controlling interest		(19,889)
		(6,824)
Cash consideration, net of cash acquired		(59,444)
Acquisition date fair value of contingent consideration		(4,536)
Total purchase consideration		(65,015)
Acquired intangible assets		28,960
Goodwill		42,879
Note consideration		$ (1,035)